Subsequent Events (Details) - USD ($)		12 Months Ended
	Jan. 11, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 12, 2021	Feb. 05, 2021
Subsequent Events (Details) [Line Items]
Purchase amount				$ 2,481,054
Common shares, par value (in Dollars per share)		$ 0.01	$ 0.01
Puchase agreement, description		(i) $2,500,000 in Ordinary Shares; and (ii) 75% of the average dollar volume of Ordinary Shares for the lowest 8 of 10 Trading Days prior to providing notice to the Investor. The Company may effect a regular purchase at the Regular Purchase Price equal to 85% of the arithmetic average of the three (3) lowest volume weighed average prices (“VWAP”) calculated for the period five (5) Trading Days prior to and ending five (5) Trading Days after delivery of pre-settlement purchase shares based on an estimate and true-up. The Company may also effect an alternate purchase at the Alternate Purchase Price equal to 80% of the arithmetic average of the VWAPs calculated for the period on and ending five (5) Trading Days after delivery of pre-settlement shares based on an estimate and true-up.
Convertible subordinated bridge notes [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 1,650,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Sale of subordinated convertible note					$ 550,000	$ 1,100,000
Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase amount	$ 80,000,000